Related Party Notes Payable (Detail) - Proceeds from Related Party Transaction (USD $)	Dec. 31, 2011	Dec. 31, 2009
Financial Instrument:
Related party convertible notes payable	$ 2,272,500
Derivative liability	1,227,500	(1,227,500)
	$ 3,500,000